Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at the beginning of the period at Dec. 31, 2014	$ 4,388	$ 34,038	$ (19,307)	$ (6,289)	$ 33	$ 12,863
Increase (decrease) in equity
Net income		4,833			8	4,841
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment				(584)	(2)	(586)
Defined benefit pension and postretirement plans adjustment				489		489
Cash flow hedging instruments - unrealized gain (loss)				25		25
Total other comprehensive income (loss), net of tax						(72)
Dividends declared		(1,913)				(1,913)
Stock-based compensation	412					412
Reacquired stock			(5,304)			(5,304)
Issuances pursuant to stock option and benefit plans		(662)	1,303			641
Balance at the end of the period at Dec. 31, 2015	4,800	36,296	(23,308)	(6,359)	39	11,468
Increase (decrease) in equity
Net income		5,050			8	5,058
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment				(329)	(2)	(331)
Defined benefit pension and postretirement plans adjustment				(524)		(524)
Cash flow hedging instruments - unrealized gain (loss)				(33)		(33)
Total other comprehensive income (loss), net of tax						(888)
Dividends declared		(2,678)				(2,678)
Stock-based compensation	270					270
Reacquired stock			(3,699)			(3,699)
Issuances pursuant to stock option and benefit plans		(761)	1,573			812
Balance at the end of the period at Dec. 31, 2016	5,070	37,907	(25,434)	(7,245)	45	10,343
Increase (decrease) in equity
Net income		4,858			11	4,869
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment				370	3	373
Defined benefit pension and postretirement plans adjustment				52		52
Cash flow hedging instruments - unrealized gain (loss)				(203)		(203)
Total other comprehensive income (loss), net of tax						222
Dividends declared		(2,803)				(2,803)
Stock-based compensation	291					291
Reacquired stock			(2,044)			(2,044)
Issuances pursuant to stock option and benefit plans		(847)	1,591			744
Balance at the end of the period at Dec. 31, 2017	$ 5,361	$ 39,115	$ (25,887)	$ (7,026)	$ 59	$ 11,622